Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation and Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations of Credit Risk and Other Risks and Uncertainties

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable.  The Company holds its cash and cash equivalents on deposit with financial institutions in the United States insured by the Federal Deposit Insurance Corporation (“FDIC”).  At December 31, 2012 no amounts on deposit were in excess of FDIC limits.

The Company is subject to risks common to emerging companies in the medical device industry including, but not limited to: new technological innovations, dependence on key personnel, dependence on key suppliers, changes in general economic conditions and interest rates, protection of proprietary technology, compliance with changing government regulations and taxes, uncertainty of widespread market acceptance of products, access to credit for capital purchases by customers, and product liability claims. Certain components used in manufacturing have relatively few alternative sources of supply and establishing additional or replacement suppliers for such components cannot be accomplished quickly. The inability of any of these suppliers to fulfill the Company’s supply requirements may negatively impact future operating results.

Receivables at December 31, 2012 and all product revenues for the year ended December 31, 2012 relate to sales to a limited number of customers located in the United States (“U.S.”) and to one distributor outside of the U.S. Sales to two of these hospital customers and the distributor each represented between 14% and 16% of total product sales, respectively. The Company may perform credit evaluations of its customers’ financial condition and, generally, requires no collateral from its customers. The Company will provide an allowance for doubtful accounts when collections become doubtful, but the Company has not experienced any credit losses or recorded any allowances to date.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents Cash and cash equivalents include all highly liquid investments with an original maturity of three months or less.
Fair Value Measurement, Policy [Policy Text Block]
Fair Value Measurements

Carrying amounts of the Company’s cash and cash equivalents, accounts receivable and accounts payable and accrued liabilities approximate their fair values due to their short maturities.

The table below reflects the carrying values and the estimated fair values of the Company’s outstanding notes payable at December 31, 2012:

	Carrying Values	Estimated Fair Value
Related party BSC convertible notes payable	$4,338,601	$3,636,380
Convertible note payable	2,000,000	2,000,000
Junior secured notes payable	195,549	1,920,844

The difference between the carrying value of the related party BSC convertible notes payable, which is equal to the face value due to troubled debt restructuring accounting (see Note 6), and the estimated fair value is attributable to the fact that no interest is charged per the terms of the convertible notes payable, which is below market.  The difference between the carrying value and the fair value of the junior secured notes payable relates to an unamortized debt discount.  This discount resulted from the relative fair value assigned to the junior secured notes payable at the time of issuance, as the notes were issued in connection with a unit offering, with the units consisting of a note payable and shares of the Company’s common stock.

The Company measures certain financial assets and liabilities at fair value on a recurring basis. GAAP provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to quoted prices in active markets for identical assets and liabilities (“Level 1”), the next priority is given to quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability (“Level 2”) and the lowest priority to unobservable inputs (“Level 3”). See Note 6 for fair value information related to the Company’s derivative liability, which is the only asset or liability carried at fair value by the Company on a recurring basis at December 31, 2012.

Inventory, Policy [Policy Text Block]
Inventory

Inventory is carried at the lower of cost (first-in, first-out (“FIFO”) method) or net realizable value. All items included in inventory relate to the Company’s ClearPoint system. Software license inventory that is not expected to be utilized within the next twelve months is classified as a non-current asset.  The Company periodically reviews its inventory for obsolete items and provides a reserve upon identification of potential obsolete items.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Property and equipment, including loaned ClearPoint systems, are recorded at cost and are depreciated on a straight-line basis over their estimated useful lives, principally five to seven years. Leasehold improvements are depreciated on a straight-line basis over the lesser of their estimated useful lives or the life of the related lease.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets

The Company evaluates the recoverability of its long-lived assets (finite-lived intangible assets and property and equipment). Whenever events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable, the expected undiscounted future cash flows are compared to the net book value of the related assets. If the net book value of the related assets exceeds the undiscounted expected future cash flows of the assets, the carrying amount would be reduced to the present value of the expected future cash flows and an impairment loss would be recognized. The Company has not recorded any impairment losses for the years ended December 31, 2012, 2011, or 2010.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

The Company’s revenues arise from: (1) the sale of ClearPoint system reusable components, including associated installation services; (2) sales of ClearPoint disposable products; and (3) license and development arrangements. The Company recognizes revenue, in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 605-10-S99, “Revenue Recognition”, when persuasive evidence of an arrangement exists, the selling price or fee is fixed or determinable, collection is probable and risk of loss has transferred to the customer. For all sales, the Company requires either a purchase agreement or a purchase order as evidence of an arrangement.

(1) Sale of ClearPoint system reusable components — Generally, revenues related to ClearPoint system sales are recognized upon installation of the system and the completion of training of at least one of the customer’s physicians, which typically occurs concurrently with the ClearPoint system installation. ClearPoint system reusable components include software. This software is integral to the utility of the ClearPoint system as a whole, and as such, the provisions of FASB ASC 985-605, “Software Revenue Recognition,” are not applicable. Sales of reusable components that have stand-alone value to the customer are recognized when risk of loss passes to the customer. Sales of reusable components to a distributor that has been trained to perform ClearPoint system installations are recognized at the time risk of loss passes to the distributor.

(2) Sales of ClearPoint disposable products - Revenues from the sale of ClearPoint disposable products utilized in procedures performed using the ClearPoint system are recognized at the time risk of loss passes, which is generally at shipping point or upon delivery to the customer’s location, depending upon the specific terms agreed upon with each customer.

 (3) License and development arrangements— The Company analyzes revenue recognition on an agreement by agreement basis as discussed below.

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Related Party Revenue Recognition under BSC Neuro Agreement (Note 5) — The Company analyzed whether the components of the arrangement represent separate units of accounting as defined by GAAP. Application of GAAP regarding Multiple-Element Arrangements requires subjective determinations and requires management to make judgments about the values of the individual elements and whether delivered elements were separable from the other aspects of the contractual relationship. The Company has determined that it did not and does not have clear and objective evidence of the fair values of each of the various elements of the agreement and, therefore, under these standards, the deliverables under this agreement are being treated as one unit of accounting.

This agreement required achievement of specified milestones in the development of an MRI-safe implantable lead by December 31, 2012. The agreement provided that, if the milestones were not achieved by that date and such failure was not the result of BSC Neuro’s failure to reasonably cooperate with the Company in pursuing the milestones, the Company would be required to repay BSC Neuro certain amounts, including any development expenses and milestone payments previously made to the Company under the agreement and any patent prosecution costs incurred by BSC Neuro with respect to the intellectual property licensed under the agreement. In drafting that provision of the agreement, the parties contemplated that the Company would be the party primarily performing the lead development activities, with assistance to be provided by BSC Neuro.  However, subsequent to the execution of the agreement, BSC Neuro assumed responsibility for the lead development efforts under the agreement, and, consequently, BSC Neuro wholly controlled the pace and progress of the development efforts.  The existence of the repayment provision indicated that the sales price was not fixed or determinable and all monies received should be deferred until such time that BSC Neuro acknowledged that the repayment provision would not be triggered. BSC Neuro acknowledged that the repayment will not be triggered and, as such, the related party revenue under this agreement that had previously been deferred has been recognized by the Company during the year ended December 31, 2012.

Future product royalty income related to the agreement will be recognized as the related products are sold and the related royalties are payable to the Company.

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Related Party Revenue Recognition under BSC Cardiac Agreement (Note 5) — The Company analyzed whether the deliverables under the arrangement represent separate units of accounting as defined by GAAP. Application of GAAP regarding Multiple-Element Arrangements requires management to make subjective judgments about the values of the individual elements and whether delivered elements are separable from the other aspects of the contractual relationship. The Company determined it did not and does not have clear and objective evidence of fair value of the various elements of the agreement and, therefore, under these standards, the deliverables are being treated as one unit of accounting.

The Company defers recognition of non-refundable upfront license fees if there are continuing performance obligations without which the technology, know-how, rights, products or services conveyed in conjunction with the non-refundable fees have no utility to the licensee that could be considered separate and independent of the Company’s performance under other elements of the arrangement. Since the Company has continuing involvement through research and development services that is required because the Company’s know-how and expertise related to the technology are proprietary to the Company, such upfront fees are deferred and recognized over the estimated period of continuing involvement on a straight-line basis.

Amounts to be received related to substantive, performance-based milestones in research and development arrangements will be recognized upon receipt. Future product royalty income related to the agreement will be recognized as the related products are sold and amounts are payable to the Company.

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Service Revenues - In 2011, the Company entered into an agreement to provide development services to a third party.  Under this agreement, the Company earns revenue equal to costs incurred for outside expenses related to the development services provided, plus actual direct internal labor costs (including the cost of employee benefits),  plus an overhead markup of the direct internal labor costs incurred.  Revenue is recognized in the period in which the Company incurs the related costs. During the years ended December 31, 2012 and 2011, the Company recorded service revenues of approximately $531,000 and $63,000, respectively, related to this agreement. From time to time, the Company may also perform development services for other third parties evidenced by either a development agreement or a purchase order. During 2012, the Company recorded revenues totaling $10,000 for such services. The Company did not recognize any service revenues for the year ended December 31, 2010.

Research and Development Expense, Policy [Policy Text Block]
Research and Development Costs

Costs related to research, design and development of products are charged to research and development expense as incurred. These costs include direct salary and employee benefit related costs for research and development personnel, costs for materials used in research and development activities and costs for outside services. Since most of the expenses associated with the Company’s development service revenues relate to existing internal resources, these amounts are included in research and development costs.

Costs of Withdrawn IPO Policy [Policy Text Block]
Costs of Withdrawn IPO

In 2009, the Company filed a registration statement with the SEC relating to the initial public offering (“IPO”) of shares of the Company’s common stock. In 2010, the Company made the decision to withdraw its registration statement and to cancel the planned IPO. Costs which had been deferred totaling $1,788,609 were recorded as costs of withdrawn IPO in the statement of operations in 2010.

Other Income (Expense) Policy [Policy Text Block]
Other Income (Expense)

During 2010 the Company recorded other income related to grants received under the Qualifying Therapeutic Discovery Project program administered under section 48D of the Internal Revenue Code.  Included in net other income in 2010 is other income related to the grants of $415,615, which is net of expenses paid to a service firm that assisted the Company in completing the grant applications.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company accounts for income taxes under FASB ASC 740, “Income Taxes.” Deferred income tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective income tax basis. Such assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates is recognized in the period that includes the enactment date.

Due to uncertainties surrounding the realization of the deferred income tax assets in future periods, the Company has recorded a 100% valuation allowance against its net deferred income tax assets. If it is determined in the future that it is more likely than not that any deferred income tax assets are realizable, the valuation allowance will be reduced by the estimated net realizable amounts.

Earnings Per Share, Policy [Policy Text Block]
Net Loss Per Share

The Company calculates net loss per share in accordance with FASB ASC 260, “Earnings per Share.” Basic earnings per share (“EPS”) is calculated by dividing the net income or loss attributable to common stockholders by the weighted average number of common shares outstanding for the period, without giving consideration to common stock equivalents. Diluted EPS is computed by dividing the net income or loss attributable to common stockholders by the weighted average number of common shares outstanding for the period plus the weighted average number of dilutive common stock equivalents outstanding for the period determined using the treasury stock method when net income is reported. For all periods presented, since such periods resulted in net losses, diluted net loss per share is the same as basic net loss per share. The following table sets forth potential shares of common stock that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each period presented:

	As of December 31,
	2012	2011	2010

Stock options	6,432,127	3,679,977	3,762,477
Warrants	8,763,836	1,922,944	435,986
Shares under convertible note agreements	4,454,362	1,046,263	997,678
	19,650,325	6,649,184	5,196,141

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-Based Compensation

The Company accounts for compensation for all arrangements under which employees and others receive shares of stock or other equity instruments (including options and warrants) in accordance with FASB ASC 718, “Compensation – Stock Compensation.” Under ASC 718, the fair value of each award is estimated as of the grant date and amortized as compensation expense over the requisite vesting period. The fair values of the Company’s share-based awards are estimated on the grant dates using the Black-Scholes valuation model. This valuation model requires the input of highly subjective assumptions, including the expected stock volatility, estimated award terms and risk-free interest rates during the expected terms. To estimate the expected terms, the Company utilizes the “simplified” method for “plain vanilla” options discussed in the SEC’s Staff Accounting Bulletin 107 (“SAB 107”). The Company believes that all factors listed within SAB 107 as pre-requisites for utilizing the simplified method apply to the Company and the Company’s share-based compensation arrangements. The Company intends to utilize the simplified method for the foreseeable future until more detailed information about exercise behavior becomes available. The Company based its estimate of expected volatility on the average of historical volatilities of publicly traded companies it deemed similar to the Company because the Company lacks its own relevant historical volatility data. The Company will consistently apply this methodology until a sufficient amount of historical information regarding the volatility of the Company’s own share prices becomes available. The Company utilizes risk-free interest rates based on a zero-coupon U.S. treasury instruments, the terms of which are consistent with the expected terms of the stock awards. The Company has not paid and does not anticipate paying cash dividends on its shares of common stock; therefore, the expected dividend yield is assumed to be zero.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value Determination of Privately-Held Equity Securities

Determining the fair value of shares of privately held companies requires making complex and subjective judgments. Prior to the time the Company’s common stock was publicly traded, the Company used the income approach, the market approach, and the probability weighted expected return method to estimate the enterprise values for the dates on which common stock were issued/granted and outstanding. The income approach was based on estimated future cash flows which utilized the Company’s forecasts of revenue and costs. The assumptions underlying the revenue and cost estimates were consistent with the Company’s business plan. The market approach was based on recent sales of the Company’s common stock in privately negotiated transactions between stockholders, the once anticipated initial public offering (“IPO”) price of the Company’s common stock, or conversion terms negotiated with holders of convertible securities issued by the Company. When the Company began the process of preparing for its IPO, it began to utilize the probability weighted expected return method, which was based on identifying the most likely liquidity events for the Company, the probability of each occurring, and the equity values for each after applying different percentages to the likelihood of the different values assigned to each anticipated outcome of those events. Once the Company’s planned IPO was withdrawn in the third quarter of 2010, the Company reverted to using the income and market approaches previously utilized. The assumptions used in each of the different valuation methods take into account certain discounts such as selecting the appropriate discount rate and control and lack of marketability discounts. The discount rates used in these valuations ranged from 22% to 35%. The discounts for lack of marketability ranged from 15% to 35% and the discounts for lack of control ranged from 20% to 30%. If different discount rates or lack of marketability and control discounts had been used, the valuations would have been different. The enterprise value under each valuation method was allocated to preferred and common shares taking into account the enterprise value available to all stockholders and allocating that value among the various classes of stock based on the rights, privileges, and preferences of the respective classes in order to provide an estimate of the fair value of a share of the Company’s common stock. There is inherent uncertainty in these estimates.

Since May 21, 2012, the Company’s common stock has been traded in the over-the-counter market and has been quoted on the OTC Bulletin Board under the symbol MRIC.  Prior to the time the Company’s stock became publicly traded, the fair value of the Company’s common stock, as well as the common stock underlying options and warrants, granted as compensation, or issued in connection with the settlement of liabilities (“stock based transactions”), were estimated by management, with input from a third-party valuation specialist from time to time. Since the Company’s common stock has been publicly traded, the closing stock price has been used as a key input in determining the fair value for stock based transactions.

Derivatives, Policy [Policy Text Block]
Derivative Financial Instruments

The Company accounts for derivative financial instruments in accordance with FASB ASC Topic 815, “Derivatives and Hedging,” which establishes accounting and reporting standards for derivative instruments and hedging activities, including certain derivative instruments embedded in other financial instruments or contracts and requires recording of all derivatives on the balance sheet at their fair values (Note 6). Changes in the fair values of derivatives are recorded each period as gains or losses in the statements of operations unless the derivatives qualify for hedge accounting.  At December 31, 2012 and 2011, the Company did not have any derivative instruments that were designated as hedges.

New Accounting Pronouncements, Policy [Policy Text Block]
New Accounting Pronouncements

In June 2011, the FASB issued new accounting guidance related to the presentation of comprehensive income that increases comparability between GAAP and International Financial Reporting Standards (“IFRS”). This guidance requires companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements, eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. Public entities are required to apply this guidance for fiscal years and interim periods within those years, beginning after December 15, 2011. The Company adopted this guidance during the year ended December 31, 2012, and the adoption of this guidance had no impact on the Company’s results of operations or financial position and is not expected to have a significant impact on the Company’s future results of operations or financial position.

In May 2011, the FASB issued guidance to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between GAAP and IFRS. This update changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. This guidance was effective for annual periods beginning after December 15, 2011 (the 2012 fiscal year) and applied prospectively. As this guidance is only disclosure related, it did not have any effect on the carrying value of the assets or liabilities on the Company’s balance sheet as of December 31, 2012.

For the year ended December 31, 2012, the Company adopted the accounting standard update regarding fair value measurement. This update was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. This standard update also changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. The adoption of this standard update did not have a significant impact on the Company’s financial statements.

In July 2012, the accounting standard update regarding testing of intangible assets for impairment was issued. This standard update allows companies the option to perform a qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. An entity is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the entity determines that it is more likely than not the asset is impaired. The Company will adopt this standard update during the first quarter of 2013. The adoption of this standard update is not expected to have a significant impact on the Company’s financial statements.